Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

The Company previously accounted for its outstanding Private Warrants (as defined below in Note 6) as components of equity instead of as derivative liabilities. The warrant agreement governing the Private Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the Private Warrant.

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). The SEC Statement advises, among other things, that certain adjustments generally present in SPAC warrants preclude such warrants from being accounted for as equity, which terms are similar to those contained in the warrant agreement (the “Warrant Agreement”).

In further consideration of the SEC Statement, the Company’s management further evaluated the Private Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. The Public Warrants maintained equity classification based on the re-evaluation.

The restated classification and reported values of the Warrants as accounted for under ASC 815 are included in the financial statements herein, based on fair value measurements discussed in Note 9. In the process of re-evaluating its financial statements the Company also restated its financial statements to classify all common stock purchased as part of the Company’s initial public offering as temporary equity and the record accretion on the shares. The Company had previously classified 721,995 shares of its common stock as permanent equity.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Non-Reliance Periods is presented below:

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
BALANCE SHEET
Warrant liability	$—	$3,399,878	$3,399,878
Total liabilities	2,945,032	3,399,878	6,344,910
Common stock subject to possible redemption	66,217,172	7,292,153	73,509,325
Common stock – $0.001 par value	2,542	(722)	1,820
Additional paid-in capital	5,137,506	(5,137,506)	—
Accumulated deficit	(140,046)	(5,553,803)	(5,693,849)
Total stockholders’ equity (deficit)	5,000,002	(10,692,031)	(5,692,029)
	For the Year-Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
STATEMENT OF OPERATIONS
Change in fair value of warrant liability	$—	$(1,494,092)	$(1,494,092)
Net loss	(136,408)	(1,490,454)	(1,630,500)
Basic and Diluted Net Loss Per Share	$(0.03)	$(0.65)	$(0.68)
	For the Year-Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
STATEMENT OF CASH FLOWS
Net loss	$(136,408)	$(1,490,454)	$(1,630,500)
Change in fair value of warrant liability	—	1,494,092	1,494,092
	As of October 13, 2020
	As Previously Reported	Restatement Adjustment	As Restated
BALANCE SHEET
Warrant liability	$—	$1,905,786	$1,905,786
Total liabilities	3,075,000	1,905,786	4,980,786
Common stock subject to possible redemption	63,622,090	9,887,235	73,509,325
Additional paid-in capital	5,010,180	(5,010,180)	—
Accumulated deficit	(12,187)	(6,782,841)	(6,795,028)
Total stockholders’ equity (deficit)	5,000,006	(11,793,021)	(6,793,015)